Share based Compensation - LTIP (Details) - LTIP - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 24, 2016	Dec. 31, 2015
Share based Compensation
Vesting period of awards from publication of annual report for the financial year falling two years after the financial year to which the LTIP award relates	1 day
Falling period after the financial year to which the LTIP award relates	2 years
Coverage period	3 years
The maximum cash amount per annum for the LTIP Period stipulated in the LTIP awards.	$ 1,800,000
Compensation expense with a corresponding liability for LTIP awards prior to the determination date	356,000		$ 75,000
Amount paid to the Trustee	604,000
Compensation expense with a credit to additional paid-in capital	$ 1,356,000
Ordinary Shares
Share based Compensation
Number of shares purchased and held by Trustee as awards	62,921
Value of shares purchased and held by Trustee as awards	$ 2,400,000
Awards vested	0
Awards forfeited	25,000
Amount paid to the Trustee		$ 312,500